T. ROWE PRICE GROWTH ETF

March 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
COMMUNICATION SERVICES 13.4%
Entertainment 2.2%
Netflix (1)	12,928	12,056
Spotify Technology (1)	3,016	1,659
		13,715
Interactive Media & Services 11.2%
Alphabet, Class A	233,234	36,067
Meta Platforms, Class A	60,334	34,774
		70,841
Total Communication Services		84,556
CONSUMER DISCRETIONARY 13.8%
Automobiles 0.9%
Tesla (1)	21,918	5,680
		5,680
Broadline Retail 8.2%
Amazon.com (1)	237,452	45,178
Coupang, Class A (1)	129,457	2,839
MercadoLibre (1)	1,973	3,849
		51,866
Hotels, Restaurants & Leisure 2.8%
Booking Holdings	1,493	6,878
Chipotle Mexican Grill (1)	86,039	4,320
Hilton Worldwide Holdings	13,041	2,968
Starbucks	35,173	3,450
		17,616
Specialty Retail 1.5%
Home Depot	15,635	5,730
TJX	27,759	3,381
		9,111
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica (1)	8,853	2,506
		2,506
Total Consumer Discretionary		86,779
CONSUMER STAPLES 1.5%
Consumer Staples Distribution & Retail 1.5%
Costco Wholesale	6,750	6,384
Walmart	35,708	3,135
Total Consumer Staples		9,519

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
ENERGY 0.3%
Energy Equipment & Services 0.3%
Schlumberger	50,459	2,109
Total Energy		2,109
FINANCIALS 10.6%
Capital Markets 1.7%
Ares Management	12,712	1,863
Charles Schwab	43,558	3,410
Tradeweb Markets, Class A	35,833	5,320
		10,593
Financial Services 8.4%
Apollo Global Management	13,884	1,901
Block (1)	68,984	3,748
Fiserv (1)	48,442	10,698
Mastercard, Class A	34,511	18,916
Visa, Class A	50,405	17,665
		52,928
Insurance 0.5%
Marsh & McLennan	12,672	3,092
		3,092
Total Financials		66,613
HEALTH CARE 10.0%
Biotechnology 0.7%
Argenx SE, ADR (1)	4,866	2,880
Vertex Pharmaceuticals (1)	3,629	1,759
		4,639
Health Care Equipment & Supplies 3.0%
Intuitive Surgical (1)	21,486	10,641
Sonova Holding, ADR	41,555	2,423
Stryker	16,183	6,024
		19,088
Health Care Providers & Services 2.7%
Cencora	5,686	1,581
Cigna	13,864	4,561
McKesson	4,421	2,975
UnitedHealth Group	15,403	8,068
		17,185
Life Sciences Tools & Services 0.5%
Danaher	15,649	3,208
		3,208

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Pharmaceuticals 3.1%
Eli Lilly	23,346	19,282
		19,282
Total Health Care		63,402
INDUSTRIALS & BUSINESS SERVICES 4.5%
Aerospace & Defense 1.6%
GE Aerospace	8,916	1,785
Howmet Aerospace	43,747	5,675
TransDigm Group	1,962	2,714
		10,174
Commercial Services & Supplies 0.4%
Cintas	12,367	2,542
		2,542
Ground Transportation 0.3%
Old Dominion Freight Line	11,856	1,962
		1,962
Industrial Conglomerates 0.3%
Roper Technologies	2,748	1,620
		1,620
Machinery 0.6%
Ingersoll-Rand	46,747	3,741
		3,741
Professional Services 1.0%
Automatic Data Processing	8,297	2,535
Equifax	14,934	3,637
		6,172
Trading Companies & Distributors 0.3%
Fastenal	25,065	1,944
		1,944
Total Industrials & Business Services		28,155
INFORMATION TECHNOLOGY 44.7%
Communications Equipment 0.3%
Arista Networks (1)	21,626	1,676
		1,676
Electronic Equipment, Instruments & Components 1.3%
Amphenol, Class A	127,273	8,348
		8,348

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
IT Services 0.7%
Shopify, Class A (1)	48,313	4,608
		4,608
Semiconductors & Semiconductor Equipment 13.9%
Advanced Micro Devices (1)	11,658	1,198
Analog Devices	6,155	1,241
ASML Holding NV	2,695	1,786
Broadcom	106,316	17,800
Entegris	41,624	3,641
NVIDIA	519,317	56,284
QUALCOMM	18,084	2,778
Taiwan Semiconductor Manufacturing, ADR	19,171	3,182
		87,910
Software 18.9%
Adobe (1)	3,868	1,483
AppLovin, Class A (1)	12,596	3,338
Autodesk (1)	3,953	1,035
Cadence Design Systems (1)	4,975	1,265
Fair Isaac (1)	2,208	4,072
Fortinet (1)	22,601	2,176
HubSpot (1)	5,295	3,025
Intuit	22,869	14,041
Microsoft	178,151	66,876
Oracle	22,197	3,103
Palo Alto Networks (1)	10,728	1,831
Salesforce.com	13,034	3,498
Samsara, Class A (1)	36,980	1,417
ServiceNow (1)	10,096	8,038
Synopsys (1)	5,748	2,465
Workday (1)	5,377	1,256
		118,919
Technology Hardware, Storage & Peripherals 9.6%
Apple	271,755	60,365
		60,365
Total Information Technology		281,826
MATERIALS 1.0%
Chemicals 1.0%
Ecolab	6,406	1,624
Linde	4,238	1,973
Sherwin-Williams	7,494	2,617
Total Materials		6,214
Total Common Stocks (Cost $621,194)		629,173

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.29% (2)	1,592,076	1,592
Total Short-Term Investments (Cost $1,592)		1,592
Total Investments in Securities 100.0% of Net Assets (Cost $622,786)		$630,765
Other Assets Less Liabilities (0.0%)		(288)
Net Assets 100.0%		$630,477

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1073-054Q1
03/25